Stock Award Plans - Nonvested Share Activity (Details) (USD $)	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2011
Non-Vested Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding, beginning of period		614,272
Granted	0
Vested	(283,407)
Forfeited	(43,115)
Outstanding, end of period	287,750	614,272
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Outstanding, weighted average grant date fair value, beginning of period	$ 3.44	$ 3.20
Granted, weighted average grant date fair value	$ 0.00
Vested, weighted average grant date fair value	$ 2.95
Forfeited, weighted average grant date fair value	$ 3.25
Outstanding, weighted average grant date fair value, end of period	$ 3.44	$ 3.20
Non-Vested Share Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding, beginning of period		189,609
Granted	268,750
Vested	(225,542)
Forfeited	(23,150)
Outstanding, end of period	209,667	189,609
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Outstanding, weighted average grant date fair value, beginning of period	$ 15.89
Outstanding, weighted average grant date fair value, end of period	$ 15.89